Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2027	$ 118,421
2028	49,778
2029	24,889
Total Lease Payments	193,088
Less Imputed Interest	(5,153)
Total	$ 187,935	$ 132,250